Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Parentheticals) (Details) - Subsidiaries [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.09	$ 0.09
Ordinary shares, shares issued	9,273,208	4,162,059
Ordinary shares, shares outstanding	9,228,398	4,117,242
Class B Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.09	$ 0.09
Ordinary shares, shares issued	6,666,668
Ordinary shares, shares outstanding	6,666,668